Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: November 9, 2022

Payment Date	11/15/2022
Collection Period Start	10/1/2022
Collection Period End	10/31/2022
Interest Period Start	10/17/2022
Interest Period End	11/14/2022

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$34,894,357.37	$34,894,357.37	$—	—	May-23
Class A-2 Notes	$663,190,000.00	$12,177,415.56	$651,012,584.44	0.981638	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$1,568,964,357.37	$47,071,772.93	$1,521,892,584.44

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,678,262,817.85	$1,627,676,863.42	0.803470
YSOC Amount	$104,550,766.42	$101,036,584.92
Adjusted Pool Balance	$1,573,712,051.43	$1,526,640,278.50
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$34,894,357.37	1.40500%	ACT/360	$39,493.63
Class A-2 Notes	$663,190,000.00	2.71000%	30/360	$1,497,704.08
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$1,568,964,357.37			$3,895,216.13

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,678,262,817.85	$1,627,676,863.42
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,573,712,051.43	$1,526,640,278.50
Number of Receivable Outstanding	80,780	79,770
Weight Average Contract Rate	3.61%	3.61%
Weighted Average Remaining Term (months)	55	54

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,970,760.29
Principal Collections	$50,247,339.94
Liquidation Proceeds	$46,213.22
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$55,264,313.45
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$55,264,313.45

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,398,552.35	$1,398,552.35	$—	$—	$53,865,761.10
Interest - Class A-1 Notes	$39,493.63	$39,493.63	$—	$—	$53,826,267.47
Interest - Class A-2 Notes	$1,497,704.08	$1,497,704.08	$—	$—	$52,328,563.39
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$50,576,636.47
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$50,159,616.80
First Allocation of Principal	$—	$—	$—	$—	$50,159,616.80
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$50,102,805.05
Second Allocation of Principal	$4,354,078.87	$4,354,078.87	$—	$—	$45,748,726.18
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$45,686,533.93
Third Allocation of Principal	$18,990,000.00	$18,990,000.00	$—	$—	$26,696,533.93
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$26,626,466.10
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$7,646,466.10
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,646,466.10
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$2,898,772.04
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,898,772.04
Remaining Funds to Certificates	$2,898,772.04	$2,898,772.04	$—	$—	$—
Total	$55,264,313.45	$55,264,313.45	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$104,550,766.42
Increase/(Decrease)	$(3,514,181.50)
Ending YSOC Amount	$101,036,584.92

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,573,712,051.43	$1,526,640,278.50
Note Balance	$1,568,964,357.37	$1,521,892,584.44
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	17	$338,614.49
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	19	$46,213.22
Monthly Net Losses (Liquidation Proceeds)			$292,401.27
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.10%
Preceding Collection Period			0.08%
Current Collection Period			0.21%
Four-Month Average Net Loss Ratio			0.11%
Cumulative Net Losses for All Periods			$925,184.62
Cumulative Net Loss Ratio			0.05%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.17%	120	$2,779,117.79
60-89 Days Delinquent	0.04%	20	$632,144.41
90-119 Days Delinquent	0.00%	4	$70,239.46
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.21%	144	$3,481,501.66

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$117,246.70
Total Repossessed Inventory		5	$150,920.74

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		24	$702,383.87
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.03%
Second Preceding Collection Period			0.05%
Preceding Collection Period			0.05%
Current Collection Period			0.04%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.63	0.10%	63	0.08%